Income taxes - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Expected credit loss [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance, assets	$ 1,485	$ 5,217	$ 2,802
Recognized in profit or loss	21,203	(3,732)	2,415
Balance, assets	22,688	1,485	5,217
Accruals and provisions [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance, assets	68,638	25,938	26,632
Recognized in profit or loss	(31,514)	42,340	(668)
Recognized in OCI		360	(26)
Balance, assets	37,124	68,638	25,938
Derivative Financial Instruments, Assets [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance, assets	35,886		4,989
Recognized in profit or loss	(35,886)	35,886	(4,989)
Balance, assets		35,886
Property, Plant and equipment [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance, assets		4,579	74
Recognized in profit or loss	5,538	(4,579)	4,505
Balance, assets	5,538		4,579
Intangible assets [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance, liabilities	(83,900)	(85,820)	(87,740)
Recognized in profit or loss	1,920	1,920	1,920
Balance, liabilities	(81,980)	(83,900)	(85,820)
Inventories [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance, liabilities	(31,040)	(9,353)	(6,192)
Recognized in profit or loss	830	(21,687)	(3,161)
Balance, liabilities	(30,210)	(31,040)	(9,353)
Property, plant and equipment1 [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance, liabilities	(10,888)
Recognized in profit or loss	10,888	(10,888)
Balance, liabilities		(10,888)
Other assets and prepaid expenses [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance, liabilities	(19,535)	(13,891)	(11,192)
Recognized in profit or loss	(7,152)	(5,644)	(2,699)
Balance, liabilities	(26,687)	(19,535)	(13,891)
Derivative financial instruments1 [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance, liabilities		(89)
Recognized in profit or loss			(89)
Balance, liabilities			(89)
Derivative financial instruments [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance, liabilities		(89)
Recognized in profit or loss	(7,380)	89
Balance, liabilities	(7,380)		(89)
Net deferred tax liability [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance, liabilities	(39,354)	(73,419)	(70,627)
Recognized in profit or loss	(41,553)	33,705	(2,766)
Recognized in OCI		360	(26)
Balance, liabilities	$ (80,907)	$ (39,354)	$ (73,419)